Consolidated Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	3,000,000
Common Stock, Shares, Issued	1,483,795
Common Stock, Shares, Outstanding	1,483,795
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	7,000,000
Common Stock, Shares, Issued	5,353,970
Common Stock, Shares, Outstanding	5,353,970
GS Acquisition Holdings Corp II [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
GS Acquisition Holdings Corp II [Member] | Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued		75,000,000
Class A common stock subject to possible redemption	75,000,000	75,000,000	0
GS Acquisition Holdings Corp II [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	18,750,000	18,750,000	20,125,000
Common Stock, Shares, Outstanding	18,750,000	18,750,000	20,125,000